PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Other provisions [abstract]
Provisions

a) Provisions
	As at December 31, 2020	As at December 31, 2019
Environmental rehabilitation (“PER”)	$2,950	$2,922
Post-retirement benefits	43	43
Share-based payments	24	26
Other employee benefits	25	19
Other	97	104
	$3,139	$3,114

b) Environmental Rehabilitation
	2020	2019
At January 1	$3,078	$2,837
PERs acquired (divested) during the year	(6)	425
Closed Sites
Impact of revisions to expected cash flows recorded in earnings	79	(75)
Settlements
Cash payments	(67)	(72)
Settlement gains	(3)	(3)
Accretion	16	18
Operating Sites
PER revisions in the year	1	(87)
Settlements
Cash payments	(39)	(21)
Settlement gains	(3)	(1)
Accretion	25	57
At December 31	$3,081	$3,078
Current portion (note 24)	(131)	(156)
	$2,950	$2,922